Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Current Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Current Assets [abstract]
Research Tax Credit	€ 9,716	€ 7,701
Tax receivables (e.g VAT), social receivables and other receivables	1,178	1,949
Prepaid expenses	3,757	4,461
Total other current assets	€ 14,651	€ 14,111